CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2013
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 26 -              CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to the Company in the form of dividend payments, loans, or advances. The amount restricted was RMB1,292,655,096 (equivalent to $204,375,578) and RMB1,341,242,319 (equivalent to $217,075,165) as of June 30, 2012, and 2013, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS
(In US dollars)

	June 30,
	2012	2013
ASSETS
Current assets:
Amounts due from subsidiaries	$109,290,207	$115,549,945
Prepaid expenses	71,150	67,400
Total current assets	109,361,357	115,617,345

Investments in subsidiaries	229,258,171	298,462,924
Total assets	$338,619,528	$414,080,269

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$39,000	$36,000
Accrued liabilities	479,413	315,981
Total current liabilities	518,413	351,981

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, 55,998,917 and 57,554,824 shares issued and outstanding as of June 30, 2012 and 2013, respectively	55,999	57,555
Additional paid-in capital	178,060,482	197,534,586
Retained earnings	127,270,078	179,264,480
Accumulated other comprehensive income	32,714,556	36,871,667
Total equity	338,101,115	413,728,288

Total liabilities and equity	$338,619,528	$414,080,269

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(In US dollars)

	Year ended June 30,
	2011	2012	2013

General and administrative expenses	1,962,495	2,805,380	2,824,293
Loss from operations	(1,962,495)	(2,805,380)	(2,824,293)

Other income, net	-	-	1,837,893
Equity in profit of subsidiaries	$43,432,493	$59,027,227	$52,980,802
Income before income taxes	41,469,998	56,221,847	51,994,402
Income tax expenses	-	-	-
Net income	41,469,998	56,221,847	51,994,402

Other comprehensive income, net of tax
Translation adjustments, net of nil tax	9,273,152	5,888,744	4,157,111
Comprehensive income	$50,743,150	$62,110,591	$56,151,513

There were no cash flows related to operating, investing or financing activities for fiscal years ended June 30, 2011, 2012 or 2013.

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Such investment is presented on the balance sheets as “Investment in subsidiaries” and the subsidiaries’ profit as “Equity in profit of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.